Consolidated Statements Of Operations And Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Products revenue		¥ 473,740	$ 68,685	¥ 631,838	¥ 54,603
Cost of revenue		(87,021)	(12,617)	(113,955)	(23,331)
Gross profit		386,719	56,068	517,883	31,272
Operating expenses:
Research and development expenses		(48,387)	(7,015)	(53,153)	(22,481)
Sales and marketing expenses		(4,070)	(590)	(3,006)	(91)
General and administrative expenses		(11,557)	(1,676)	(14,403)	(3,165)
Total operating expenses		(64,014)	(9,281)	(70,562)	(25,737)
Income from operations		322,705	46,787	447,321	5,535
Interest income		11,132	1,614	2,518	37
Interest expense and guarantee fee		(73)	(11)	(197)	(168)
Foreign exchange gain/(loss), net		3,494	507	(238)	348
Other income		29,799	4,320	740	2,495
Income before income tax expenses		367,057	53,217	450,144	8,247
Income tax expense		(11,856)	(1,719)	0	0
Net income and total comprehensive income		¥ 355,201	$ 51,498	¥ 450,144	¥ 8,247
Earnings per share, basic | (per share)		¥ 3.02	$ 0.44	¥ 4.46	¥ 0.08
Earnings per share, diluted | (per share)		¥ 3.02	$ 0.44	¥ 4.46	¥ 0.08
Weighted average number of shares outstanding, basic	[1]	117,647,000	117,647,000	100,870,300	100,000,000
Weighted average number of shares outstanding, diluted	[1]	117,647,000	117,647,000	100,870,300	100,000,000

[1]	Retroactively restated for the stock subdivision as described in Note 1.